UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------------------------

                     UBS Tamarack International Fund L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            --------------------
                   Date of fiscal year end: December 31, 2003
                                            ------------------------------------

                     Date of reporting period: June 30, 2003
                                               ---------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003



                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital ...................      1

Statement of Operations .................................................      2

Statements of Changes in Members' Capital ...............................      3

Notes to Financial Statements ...........................................      4

Schedule of Portfolio Investments .......................................     12

Schedule of Investments by Country ......................................     18

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $129,184,454)                          $141,448,080
Investments in currencies, at value (cost $9,213,832)                               9,228,206
Due from broker                                                                    31,020,868
Cash and cash equivalents                                                          24,606,085
Unrealized gain on forward foreign currency exchange contracts                        432,220
Unrealized gain on equity swaps                                                        59,881
Receivables:
  Investments sold, not settled                                                       642,410
  Dividends                                                                           458,577
  Interest                                                                                 13
Other assets                                                                           47,018
---------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                      207,943,358
---------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $23,979,147)       26,186,067
Unrealized loss on forward foreign currency exchange contracts                        845,649
Payables:
  Withdrawals payable                                                              10,817,183
  Investments purchased, not settled                                               10,024,032
  UBS Admin fee                                                                       168,442
  Professional fees                                                                    69,869
  Administration fee                                                                   28,948
  Other                                                                                27,802
---------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                  48,167,992
---------------------------------------------------------------------------------------------

NET ASSETS                                                                       $159,775,366
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                        $150,076,082
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies                    9,699,284
---------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                           $159,775,366
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $383,700)                   $ 2,150,424
Interest                                                                          82,970
----------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                        2,233,394
----------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                    936,514
Dividends                                                                        327,072
Professional fees                                                                153,575
Custody fee                                                                      148,543
Administration fee                                                                63,137
Miscellaneous                                                                     63,340
----------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                 1,692,181
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                            541,213
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
             EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                  3,527,066
  Foreign currency transactions                                               (5,882,105)
Change in net unrealized appreciation/depreciation from:
  Investments                                                                 13,114,869
  Equity swaps                                                                    59,881
  Other assets and liabilities denominated in foreign currencies               1,361,993
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
             EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS                  12,181,704
----------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     $12,722,917
----------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                   MANAGING
                                                                    MEMBER           MEMBERS             TOTAL
------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2001                            $1,110,923       $ 73,121,736       $ 74,232,659

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                       14,236           (329,711)          (315,475)
  Net realized gain/(loss) from investments,
           equity swaps, and foreign currency transactions            5,073         (1,656,523)        (1,651,450)
  Change in net unrealized appreciation/depreciation
           from investments, equity swaps, and other assets
           and liabilities denominated in foreign currencies        (45,804)        (6,416,167)        (6,461,971)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
           DERIVED FROM OPERATIONS                                  (26,495)        (8,402,401)        (8,428,896)
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   --         85,849,790         85,849,790
  Proceeds from Members' withdrawals                                (25,142)       (13,456,112)       (13,481,254)
  Offering costs                                                        (56)            (6,712)            (6,768)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
           FROM CAPITAL TRANSACTIONS                                (25,198)        72,386,966         72,361,768
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                            $1,059,230       $137,106,301       $138,165,531
------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income                                              37,867            494,105            531,972
  Net realized loss from investments,
           equity swaps, and foreign currency transactions          (19,088)        (2,345,193)        (2,364,281)
  Change in net unrealized appreciation/depreciation
           from investments, equity swaps, and other assets
           and liabilities denominated in foreign currencies        101,593         14,425,908         14,527,501
Incentive allocation                                                 27,725                 --             27,725
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM OPERATIONS (UNAUDITED)                      148,097         12,574,820         12,722,917
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   --         20,343,324         20,343,324
  Members' withdrawals                                                   --        (11,441,790)       (11,441,790)
  Offering costs                                                       (103)           (14,513)           (14,616)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
           FROM CAPITAL TRANSACTIONS (UNAUDITED)                       (103)         8,887,021          8,886,918
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003 (UNAUDITED)                    $1,207,224       $158,568,142       $159,775,366
------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    1. ORGANIZATION

       UBS  Tamarack  International  Fund,  L.L.C.  (formerly,  UBS PW  Tamarack
       International Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

       The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (formerly, PW Tamarack Management, L.L.C.) (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

       The Adviser is a joint venture between UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.) ("UBSFA") and ReachCapital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

       Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

       The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Beginning in December 2002, the Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES

       A. PORTFOLIO VALUATION

       Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

       Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

       Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

       All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       A. PORTFOLIO VALUATION (CONTINUED)

       On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

       Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

       B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

       Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are accreted/amortized to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

       C. FUND COSTS

       The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       D. INCOME TAXES

       No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

       E. CASH AND CASH EQUIVALENTS

       Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

       F. USE OF ESTIMATES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3. UBS ADMIN FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

       UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

       UBS Financial Services, Inc. (formerly, UBS Painewebber, Inc.) ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

       The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2003, UBS FSI and its affiliates earned brokerage commissions of $227,969 from portfolio transactions executed on behalf of the Fund.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    3. UBS ADMIN FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS (CONTINUED)

       The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2003 and for the year ended December 31, 2002 was $27,725 and $0, respectively, and has been recorded as an increase to the Adviser's capital account.

       Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

       PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

       PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

    4. SECURITIES TRANSACTIONS

       Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2003 amounted to $479,389,025 and $431,388,370, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $129,318,330 and $112,487,427, respectively. Net realized losses resulting from short positions was $161,589 for the six months ended June 30, 2003.

       At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $10,130,961, consisting of $14,203,468 gross unrealized appreciation and $4,072,507 gross unrealized depreciation.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    5. SHORT-TERM BORROWINGS

       The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. The Fund had no borrowings outstanding during the six months ended June 30, 2003.

    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

       In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

       Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

       Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

       The Fund enters into equity swap contracts whereby the Fund makes or receives payments based on the performance of the security and notional amounts of the swap contract. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

       At June 30, 2003, the Fund had an outstanding equity contract as follows:

                                                                          MARKET     NOTIONAL    UNREALIZED     UNREALIZED
       COUNTRY               SECURITY NAME             MATURITY DATE     EXPOSURE    AMOUNTS        GAIN           LOSS
                             Siliconware Precision
       Taiwan                Industries Co.            June 11, 2003     $848,599    $788,718       $59,881       $     --

       The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

       At June 30, 2003, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:

                                            Value on                                        Unrealized
       Open Foreign Currency               Settlement                               ------------------------
       Purchase Contracts                     Date           Current Value          Gain              Loss
       -----------------------------------------------------------------------------------------------------
       Euros
       expiring 08/08/03                  $43,590,808         $43,127,886          $68,947          $531,869
       -----------------------------------------------------------------------------------------------------

                                                                                   $68,947          $531,869
                                                                                   =========================

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

       At June 30, 2003, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

                                                                     Value on                              Unrealized
       Open Foreign Currency                                   Settlement                          ---------------------------
       Sale Contracts                                             Date          Current Value       Gain                Loss
       -----------------------------------------------------------------------------------------------------------------------

       British Pounds
           expiring 08/08/03                                   $ 6,130,400      $ 6,127,956        $ 25,103           $ 22,659
       -----------------------------------------------------------------------------------------------------------------------

       Euros
           expiring 08/08/03                                   $70,603,032      $70,555,983        $338,170           $291,121
       -----------------------------------------------------------------------------------------------------------------------

                                                                                                    $363,273           $313,780
                                                                                                    ===========================

       During the six months ended June 30, 2003, the Fund did not trade any futures contracts or engage in option transactions.


    7. FINANCIAL HIGHLIGHTS

       The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                                      FOR THE PERIOD
                                                                                                                       JULY 1, 2001
                                                                                                                     COMMENCEMENT OF
                                                                   SIX MONTHS ENDED                                    OPERATIONS)
                                                                    JUNE 30, 2003            YEAR ENDED                 THROUGH
                                                                     (UNAUDITED)         DECEMBER 31, 2002         DECEMBER 31, 2001
                                                                     -----------         -----------------         -----------------
Ratio of net investment income/(loss) to average net
assets***                                                                 0.72%*              (0.28%)                  (0.84%)*
Ratio of total expenses to average net assets***                          2.25%*               2.29%                    2.53%*
Portfolio turnover rate                                                 293.94%              669.30%                  375.17%
Total return **                                                           6.46%               (4.30%)                  (4.09%)
Net asset value at end of period                                     $159,775,366          $138,165,531              $74,232,659

         *   Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

         SHARES                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (88.53%)
                    ----------------------------------
                    COMMON STOCK (88.53%)
                    ---------------------
                    AIRLINES (6.50%)
        1,646,345   Cathay Pacific Airways - (Hong Kong) **                                                  $  2,216,765
        1,162,023   easyJet PLC - (United Kingdom) *, **                                                        4,410,318
          279,360   SAS AB - (Sweden) *, **                                                                     1,535,534
          375,577   Singapore Airlines Ltd.  - (Singapore) **                                                   2,218,033
                                                                                                             ------------
                                                                                                               10,380,650
                                                                                                             ------------
                    ATHLETIC FOOTWEAR (2.85%)
           45,906   Puma AG - (Germany) **, (a)                                                                 4,559,919
                                                                                                             ------------
                    BREWERY (0.89%)
           26,350   Hite Brewery Co.,  Ltd. - (Korea) **                                                        1,414,010
                                                                                                             ------------
                    BROADCAST SERVICES/PROGRAMMING (2.27%)
          601,802   HIT Entertainment PLC - (United Kingdom) **, (a)                                            2,447,924
          182,360   TV Azteca SA - ADR                                                                          1,185,340
                                                                                                             ------------
                                                                                                                3,633,264
                                                                                                             ------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISC. (1.18%)
           47,759   Compagnie De Saint-Gobain - (France) **, (a)                                                1,879,494
                                                                                                             ------------
                    BUILDING - RESIDENTIAL/COMMERCIAL (1.42%)
          457,075   Taylor Woodrow PLC - (United Kingdom) **                                                    1,516,041
          155,200   Wimpey (George) PLC - (United Kingdom) **                                                     755,511
                                                                                                             ------------
                                                                                                                2,271,552
                                                                                                             ------------
                    CELLULAR TELECOMMUNICATIONS (4.02%)
        1,045,928   China Mobile Ltd. - (Hong Kong) **                                                          2,467,909
          231,232   Cosmote Mobile Communication SA - (Greece) **                                               2,464,152
           32,139   VimpelCom - ADR *                                                                           1,492,535
                                                                                                             ------------
                                                                                                                6,424,596
                                                                                                             ------------
                    CHEMICALS - DIVERSIFIED (1.07%)
           70,072   Celanese AG - (Germany) **, (a)                                                             1,704,284
                                                                                                             ------------
                    CHEMICALS - OTHER (0.92%)
        1,753,048   Kingboard Chemicals Holdings Ltd. - (Hong Kong) **                                          1,461,224
                                                                                                             ------------
                    COMMERCIAL BANKS - NON US (3.83%)
      466,279,850   Akbank T.A.S. - (Turkey) **                                                                 1,381,326
        2,989,329   Kasikornbank PCL  - (Thailand) *, **                                                        2,790,942
           52,130   Kookmin Bank - (Korea) **                                                                   1,571,101
            3,648   Verwaltungs-Und Privat-Bank AG -(Switzerland) **                                              377,043
                                                                                                             ------------
                                                                                                                6,120,412
                                                                                                             ------------
                    COMMERCIAL SERVICES (0.87%)
          193,600   Intertek Group PLC - (United Kingdom) **                                                    1,388,106
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

         SHARES                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    DISTRIBUTION/WHOLESALE (3.38%)
          490,519   Buhrmann N.V. - (Netherlands) **                                                         $  3,385,337
        1,561,480   Li & Fung Ltd.  - (Hong Kong) **                                                            2,012,389
                                                                                                             ------------
                                                                                                                5,397,726
                                                                                                             ------------
                    DIVERSIFIED FINANCIAL SERVICES (2.28%)
           31,577   Deutsche Boerse AG - (Germany) **, (a)                                                      1,672,730
          183,031   Irish Life & Permanent PLC - (Ireland) **                                                   1,975,714
                                                                                                             ------------
                                                                                                                3,648,444
                                                                                                             ------------
                    DIVERSIFIED MINERALS (1.85%)
        1,892,560   Banpu PCL - (Thailand) **                                                                   2,037,069
          831,639   Banpu PCL - (Thailand) **                                                                     919,867
                                                                                                             ------------
                                                                                                                2,956,936
                                                                                                             ------------
                    E-COMMERCE/PRODUCTS (1.82%)
           54,200   Daum Communications Corp. - (Korea) *, **                                                   2,913,051
                                                                                                             ------------
                    ELECTRIC - INTEGRATED (1.52%)
          134,230   Public Power Corp. - (Greece) **                                                            2,420,031
                                                                                                             ------------
                    ELECTRIC TRANSMISSION (0.65%)
           79,320   Red Electrica de Espana - (Spain) **                                                        1,038,387
                                                                                                             ------------
                    FINANCE - INVESTMENT BANKER/BROKER (0.87%)
          112,520   Collins Stewart Tullett PLC - (United Kingdom) **                                             779,841
           43,844   Van der Moolen Holding NV - (Netherland) **                                                   610,721
                                                                                                             ------------
                                                                                                                1,390,562
                                                                                                             ------------
                    FOOD - CATERING (1.72%)
          101,656   Sodexho Alliance SA - (France) **                                                           2,743,295
                                                                                                             ------------
                    GAMBLING (NON-HOTEL) (1.15%)
          602,483   Hilton Group PLC - (United Kingdom) **                                                      1,829,321
                                                                                                             ------------
                    GOLD MINING (0.00%)
                1   Kinross Gold - (Canada) *, **                                                                       7
                                                                                                             ------------
                    HOME DECORATION PRODUCTS (2.08%)
           87,103   Hunter Douglas Coupons - (Netherlands) **                                                          --
           99,907   Hunter Douglas NV - (Netherlands) **                                                        3,327,097
                                                                                                             ------------
                                                                                                                3,327,097
                                                                                                             ------------
                    HOTELS & MOTELS (0.96%)
          158,732   Jurys Doyle Hotel Group PLC - (Ireland) **                                                  1,536,610
                                                                                                             ------------
                    INTERNET INVESTMENT (0.22%)
           20,551   United Internet AG - (Germany) **                                                             349,274
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

         SHARES                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    LIFE/HEALTH INSURANCE (0.49%)
          194,000   Britannic Group PLC - (United Kingdom) **                                                $    781,122
                                                                                                             ------------
                    MACHINERY - GENERAL INDUSTRY (1.31%)
          121,039   Singulus Technologies AG - (Germany) *, **                                                  2,096,034
                                                                                                             ------------
                    MEDICAL - DRUGS (3.94%)
           36,881   Actelion Ltd. - (Switzerland) *, **, (a)                                                    2,455,938
           97,000   Novartis AG - (Switzerland) **                                                              3,838,351
                                                                                                             ------------
                                                                                                                6,294,289
                                                                                                             ------------
                    MONEY CENTER BANKS (1.99%)
          113,430   Royal Bank Of Scotland Group PLC - (United Kingdom) **, (a)                                 3,182,030
                                                                                                             ------------
                    MULTI-LINE INSURANCE (4.01%)
          310,400   Aegon NV - (Netherlands) **                                                                 3,108,206
          950,600   Skandia Forsakrings AB - (Sweden) **                                                        2,529,414
           20,952   Topdanmark A/S - (Denmark) *, **                                                              765,853
                                                                                                             ------------
                                                                                                                6,403,473
                                                                                                             ------------
                    OFFICE AUTOMATION/EQUIPMENT (0.85%)
           32,024   Neopost SA - (France) *, **, (a)                                                            1,360,658
                                                                                                             ------------
                    OIL - FIELD SERVICES (1.04%)
          560,588   Wood Group (John) PLC - (United Kingdom) **                                                 1,665,113
                                                                                                             ------------
                    OIL COMPANIES - INTEGRATED (5.63%)
       11,018,196   China Petroleum & Chemical Corp. - (Hong Kong) **                                           2,642,175
          114,900   Eni SpA - (Italy) **, (a)                                                                   1,737,711
           98,559   Petroleo Brasileiro SA -  ADR                                                               1,947,526
        1,688,221   PTT PCL - (Thailand) **                                                                     2,670,474
                                                                                                             ------------
                                                                                                                8,997,886
                                                                                                             ------------
                    PROFESSIONAL SPORTS (0.94%)
          626,624   Manchester United PLC - (United Kingdom) **                                                 1,499,348
                                                                                                             ------------
                    PUBLISHING - NEWSPAPERS (1.55%)
          238,590   Singapore Press Holdings Ltd. - (Singapore) **                                              2,479,357
                                                                                                             ------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (1.58%)
        3,473,477   Keppel Land Ltd. - (Singapore) **                                                           2,524,702
                                                                                                             ------------
                    REGIONAL AGENCIES (0.86%)
        3,554,039   Singapore Post Ltd. - (Singapore) *, **                                                     1,372,356
                                                                                                             ------------
                    RETAIL - APPAREL/SHOE (1.28%)
          295,265   Debenhams PLC - (United Kingdom) **                                                         2,047,609
                                                                                                             ------------
                    RETAIL - AUTOMOBILE (0.12%)
           23,280   Sixt AG - (Germany) **                                                                        197,827
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

         SHARES                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    RETAIL -  BUILDING PRODUCTS (1.29%)
          467,707   Grafton Group PLC - (United Kingdom) **                                                  $  2,067,789
                                                                                                             ------------
                    RETAIL - CONSUMER ELECTRONICS (1.42%)
        1,043,720   Dixons Group PLC - (United Kingdom) **                                                      2,273,450
                                                                                                             ------------
                    RETAIL - MAJOR DEPARTMENT STORES (0.88%)
           18,758   Pinault-Printemps-Redoute SA - (France) **                                                  1,413,064
                                                                                                             ------------
                    RETAIL - SPORTING GOODS (1.03%)
          517,926   JJB Sports PLC - (United Kingdom) **                                                        1,649,500
                                                                                                             ------------
                    RUBBER - TIRES (1.35%)
          102,497   Continental AG - (Germany) **                                                               2,151,587
                                                                                                             ------------
                    SEMICONDUCTOR EQUIPMENT (0.96%)
           56,648   Sez Holding AG - (Switzerland) *, **                                                          683,771
        1,330,000   Siliconware Precision Industries Co.  - (Taiwan) *, **                                        845,420
                                                                                                             ------------
                                                                                                                1,529,191
                                                                                                             ------------
                    SOAP AND CLEANING PREPARATION (1.21%)
          105,675   Reckitt Benckiser PLC - (United Kingdom) **, (a)                                            1,939,119
                                                                                                             ------------
                    TELECOMMUNICATIONS EQUIPMENT (0.49%)
          774,300   Marconi Corp. PLC - (United Kingdom) *, **                                                    785,800
                                                                                                             ------------
                    TELECOMMUNICATIONS SERVICES (0.29%)
        1,008,800   Shin Corp. PCL - (Thailand) **                                                                455,928
                                                                                                             ------------
                    TELEPHONE - INTEGRATED (3.58%)
          523,449   Koninklijke (Royal) KPN NV - (Netherlands) *, **                                            3,708,780
        1,549,365   Versatel Telecom International NV - (Netherlands) *, **                                     2,010,499
                                                                                                             ------------
                                                                                                                5,719,279
                                                                                                             ------------
                    TOBACCO (0.80%)
          154,872   Souza Cruz SA - (Brazil) **                                                                 1,274,491
                                                                                                             ------------
                    TRANSPORTATION - MARINE (0.70%)
          116,400   Irish Continental Group PLC - (Ireland) **                                                  1,116,120
                                                                                                             ------------
                    TRANSPORTATION SERVICES (1.84%)
          169,365   TPG NV - (Netherlands) **, (a)                                                              2,940,675
                                                                                                             ------------
                    WEB PORTALS/ISP (2.78%)
          429,801   T-Online International AG - (Germany) *, **, (a)                                            4,442,031
                                                                                                             ------------
                    TOTAL COMMON STOCK (Cost $129,184,454)                                                    141,448,080
                                                                                                             ------------
                    INVESTMENTS IN SECURITIES (Cost $129,184,454)                                             141,448,080
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

         SHARES                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((16.39)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((16.39)%)
                    -----------------------------------------------
                    AIRLINES ((0.73)%)
          162,960   Ryanair Holdings PLC - (Ireland) *, **                                                   $ (1,173,330)
                                                                                                             ------------
                    BEVERAGES - WINES/SPIRITS ((0.77)%)
          114,611   Diageo PLC - (United Kingdom) *, **                                                        (1,223,652)
                                                                                                             ------------
                    BREWERY ((1.85)%)
          232,545   SABMiller PLC - (United Kingdom) *, **                                                     (1,557,016)
          230,767   Scottish & Newcastle PLC - (United Kingdom) *, **                                          (1,395,645)
                                                                                                             ------------
                                                                                                               (2,952,661)
                                                                                                             ------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (0.0%)
               --   Heidelbergcement AG - (Germany) *, **                                                              (2)
                                                                                                             ------------
                    CELLULAR TELECOMMUNICATIONS ((0.83)%)
        1,422,781   mm02 PLC - (United Kingdom) *, **                                                          (1,332,390)
                                                                                                             ------------
                    COMMERCIAL BANKS - NON US ((0.47)%)
           73,660   Skandinaviska Ensilda Banken AB - (Sweden) *, **                                             (749,949)
                                                                                                             ------------
                    COMPUTER SERVICES ((0.73)%)
           33,858   Atos Origin SA - (France) *, **                                                            (1,171,084)
                                                                                                             ------------
                    DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((1.04)%)
          613,564   Brambles Industries PLC - (United Kingdom) *, **                                           (1,660,470)
                                                                                                             ------------
                    ELECTRIC - INTEGRATED ((0.60)%)
           31,638   RWE AG - (Germany) *, **                                                                     (955,149)
                                                                                                             ------------
                    HUMAN RESOURCES ((1.44)%)
          401,832   Capita Group PLC - (United Kingdom) *, **                                                  (1,498,581)
          446,200   Michael Page International - (United Kingdom) *, **                                          (809,934)
                                                                                                             ------------
                                                                                                               (2,308,515)
                                                                                                             ------------
                    MEDICAL - DRUGS ((1.06)%)
           48,370   Novo Nordisk - (Denmark) *, **                                                             (1,693,298)
                                                                                                             ------------
                    MEDICAL PRODUCTS ((2.25)%)
          172,544   Amersham PLC - (United Kingdom) *, **                                                      (1,294,792)
           34,461   Nobel Biocare Holding AG - (Switzerland) *, **                                             (2,301,148)
                                                                                                             ------------
                                                                                                               (3,595,940)
                                                                                                             ------------
                    OIL COMPANIES - INTEGRATED ((0.86)%)
            9,079   Total SA - (France) *, **                                                                  (1,372,036)
                                                                                                             ------------
                    OIL REFINING & MARKETING ((0.51)%)
           96,356   Statoil ASA - (Norway) *, **                                                                 (820,943)
                                                                                                             ------------
                    RETAIL - MISCELLANEOUS/DIVERSIFIED ((0.61)%)
           83,638   Koninklijke Vendex KBB NV - (Netherlands) *, **                                              (968,135)
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

         SHARES                                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    SECURITY SERVICES ((0.67)%)
          103,770   Securitas AB - (Sweden) *, **                                                            $ (1,062,987)
                                                                                                             ------------
                    TELECOMMUNICATIONS EQUIPMENT ((0.36)%)
           47,659   Wavecom SA - (France) *, **                                                                  (579,031)
                                                                                                             ------------
                    TELECOMMUNICATIONS SERVICES ((1.61)%)
           27,131   Tele2 AB  - (Sweden) *, **                                                                 (1,008,313)
          375,697   TeliaSonera AB - (Sweden) *, **                                                            (1,558,182)
                                                                                                             ------------
                                                                                                               (2,566,495)
                                                                                                             ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(23,979,147))                           (26,186,067)
                                                                                                             ------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(23,979,147))                               (26,186,067)
                                                                                                             ------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED--72.14%                       115,262,013
                                                                                                             ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES--27.86%                                                   44,513,353
                                                                                                             ------------
         TOTAL NET ASSETS--100.00%                                                                           $159,775,366
                                                                                                             ============

*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($ 17,211,583 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------
                                                                     PERCENTAGE
COMMON STOCK                                    MARKET VALUE       OF NET ASSETS

United Kingdom                                  $ 28,950,153           18.12%
Netherlands                                       19,091,316           11.95%
Germany                                           17,173,687           10.75%
Hong Kong                                         10,800,462            6.76%
Thailand                                           8,874,279            5.56%
Singapore                                          8,594,448            5.38%
France                                             7,396,511            4.63%
Switzerland                                        7,355,103            4.60%
Ireland                                            6,696,234            4.19%
Korea                                              5,898,162            3.69%
Greece                                             4,884,183            3.06%
Sweden                                             4,064,947            2.54%
Brazil                                             3,222,017            2.02%
Italy                                              1,737,710            1.09%
Russia                                             1,492,535            0.93%
Turkey                                             1,381,326            0.86%
Mexico                                             1,185,340            0.74%
Spain                                              1,038,387            0.65%
Taiwan                                               845,420            0.53%
Denmark                                              765,853            0.48%
Canada                                                     7            0.00%
--------------------------------------------------------------------------------

TOTAL COMMON STOCK                               141,448,080           88.53%
--------------------------------------------------------------------------------

EQUITY SWAPS

Taiwan                                                59,881            0.04%
--------------------------------------------------------------------------------

COMMON STOCK SOLD, NOT YET PURCHASED

United Kingdom                                   (10,772,480)          (6.74%)
Sweden                                            (4,379,431)          (2.74%)
France                                            (3,122,151)          (1.95%)
Switzerland                                       (2,301,148)          (1.44%)
Denmark                                           (1,693,298)          (1.06%)
Ireland                                           (1,173,330)          (0.74%)
Netherlands                                         (968,135)          (0.61%)
Germany                                             (955,151)          (0.60%)
Norway                                              (820,943)          (0.51%)

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED       (26,186,067)         (16.39%)
--------------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES       44,453,472           27.82%
--------------------------------------------------------------------------------

TOTAL NET ASSETS                                $159,775,366          100.00%
--------------------------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                                                              18
ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Tamarack International Fund L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
         -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.